Note 1 - Basis of Presentation and General Information (Details Textual)	1 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2024 USD ($)
Shareholders Ownership, Percentage		59.30%
Working Capital Deficit		$ 14,800,000
Net Income (Loss) Attributable to Parent		114,549,279	$ 106,244,916	$ 42,963,660
Net Cash Provided by (Used in) Operating Activities		130,007,125	114,082,571	52,612,939
Cash and Cash Equivalents, at Carrying Value		58,613,304	$ 25,845,333	$ 26,530,944
Restricted Cash and Cash Equivalents		5,700,000
Contractual Obligation, to be Paid, Year One		$ 198,000,000
Subsequent Event [Member]
Sale and Leaseback Financing	$ 27,000,000
Container Carriers Vessels [Member]
Number of Vessels Under Construction		9
M/V Leonidas Z [Member] | Forecast [Member]
Notes and Loans Payable					$ 22,000,000
M/V “Monica” and M/V “Stephania” [Member] | Forecast [Member]
Notes and Loans Payable					$ 45,000,000